Debt - Narrative (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended		18 Months Ended
	Jan. 15, 2018	Feb. 17, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2020
Debt Instrument [Line Items]
Unamortized debt issuance costs			$ 10,000		$ 10,000		$ 15,000
Preferred stock warrant liability							0	$ 201,000
Unamortized discount			86,000		86,000		129,000
Long-term debt			4,903,000		4,903,000		4,855,000	5,667,000
Interest paid			$ 143,000	$ 159,000	$ 279,000	$ 312,000	611,000	478,000
Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Loan facility		$ 10,000,000
Initial draw amount		6,000,000
Proceeds net of issuance costs		$ 5,839,000
Debt payments deferred, consecutive period	13 months
Hercules Technology Growth Capital | Secured Debt | Loans Payable | Prime Rate
Debt Instrument [Line Items]
Floating interest rate (as a percent)		9.95%
Reduction of prime rate (as a percent)		3.50%
Series C | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Shares issuable on debt instrument		80,000
Exercise price (in dollars per share)		$ 3
Preferred stock warrant liability		$ 134,000
Unamortized discount		$ 134,000
Minimum | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Interest rate, stated percentage		9.95%
Maximum | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Right to participate in future financing, amount		$ 1,000,000
Fees at Issuance | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Unamortized debt issuance costs		161,000
Fees at Maturity | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Unamortized debt issuance costs		$ 231,000
Warrant Liability
Debt Instrument [Line Items]
Liability fair value							523,000	201,000
Warrant Liability | Non-Redeemable Preferred Stock
Debt Instrument [Line Items]
Liability fair value							0	$ 201,000
Scenario, Forecast | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Amortization of principal and interest, consecutive period									18 months
Scenario, Previously Reported
Debt Instrument [Line Items]
Preferred stock warrant liability							$ 0
Subsequent Event | Hercules Technology Growth Capital | Secured Debt | Loans Payable
Debt Instrument [Line Items]
Debt payments deferred, consecutive period	13 months